Taxes on Income (Details) - Schedule of deferred tax assets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Deferred Tax Assets [Abstract]
Net loss carryforward	$ 17,183	$ 14,113
Other reserves and allowance	127	94
Total deferred tax assets	17,310	14,207
Valuation allowance	(17,310)	(14,207)
Net deferred tax asset